Deferred Revenues- Summary of Changes in the Total Deferred Revenues Balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract With Customer, Liability [Roll Forward]
Beginning balance	$ 1,802	$ 845
Deferral of revenues	3,554	3,319
Recognition of deferred revenues	(4,121)	(2,362)
Ending balance	$ 1,235	$ 1,802